Note 14 - Certain Relationships and Related Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014
AWMS Holdings LLC [Member]
Equity Method Investment, Ownership Percentage	47.00%	47.00%	47.00%
Equity Method Investments		$ 3,400	$ 3,400
Proceeds from Issuance of Private Placement			3,800
Investment in Subsidiary [Member] | Management and Accredited Investors [Member]
Related Party Transaction, Amounts of Transaction			$ 1,000
Proceeds from Issuance of Private Placement		$ 700